Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Washington Mutual Investors Fund
Entity Central Index Key	0000104865
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Washington Mutual Investors Fund - Class A
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class A
Trading Symbol	AWSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.56% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class C
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class C
Trading Symbol	WSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.31% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of n e t assets)
Washington Mutual Investors Fund - Class T
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class T
Trading Symbol	TWMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.31% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-1
Trading Symbol	WSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.63% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-2
Trading Symbol	WMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were t
he
fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.37% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-3
Trading Symbol	FWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 inves
t
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.26% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund Class 529-A
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-A
Trading Symbol	CWMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.60% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-C
Trading Symbol	CWMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.35% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-E
Trading Symbol	CWMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.84% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-T
Trading Symbol	TMWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.37% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-1
Trading Symbol	CWMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the
las
t six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.44% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund sta tisti cs
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Port fol io hol din gs by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-2
Trading Symbol	FWMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.35% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-3
Trading Symbol	FWWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.32% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Port folio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-1
Trading Symbol	RWMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.34% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio h oldin gs by sector (percent of net assets)
Washington Mutual Investors Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-2
Trading Symbol	RWMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 72	1.35% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Po rtfoli o holdings by sector (percent of net assets)
Washington Mutual Investors Fund Class R-2E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-2E
Trading Symbol	RWEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 57	1.06% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund Class R-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-3
Trading Symbol	RWMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.91% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund Class R-4
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-4
Trading Symbol	RWMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.61% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund Class R-5E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-5E
Trading Symbol	RWMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.41% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund Class R-5
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-5
Trading Symbol	RWMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.31% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund sta tisti cs
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund Class R-6
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-6
Trading Symbol	RWMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.26% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 189,223,000,000
Holdings Count | Holding	197
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.